Cover	Aug. 08, 2022
Cover [Abstract]
Entity Registrant Name	FLOOIDCX CORP.
Entity Central Index Key	0001609988
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 08, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	35-2511643
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	0-55965
Entity Address Address Line 1	3825 Rockbottom
Entity Address City Or Town	North Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89030
City Area Code	480
Local Phone Number	323-1779